Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses for the years ended December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Accounts payable	$234,462	$174,089
Payroll and benefits	60,276	68,255
Accrued marketing and advertising	4,063	10,241
Current derivative liability (Note 12)	18,889	18,751
Other accrued liabilities	39,416	24,528
Total	$357,106	$295,864